INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Details 3) - Investment, Name [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Short-term investment in debt and equity securities, available-for-sale securities	¥ 12,500	¥ 10,000
Long-term investment in debt and equity securities, available-for-sale securities	1,007,629	735,631
Total, available-for-sale securities	1,020,129	745,631
Short-term investment in debt and equity securities, held-to-maturity	82,737	105,900
Long-term investment in debt and equity securities, held-to-maturity	44,009	2,581
Held-to-maturity securities, Cost	126,746	108,481
Short-term investment in debt and equity securities	95,237	115,900
Long-term investment in debt and equity securities	1,051,638	738,212
Total	¥ 1,146,875	¥ 854,112